Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger’s default (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger’s default [Abstract]
Securities pledged as collateral	₩ 8,779,621	₩ 7,667,417
Other assets pledged as collateral	0	200
Securities received as collateral	₩ 3,749,516	₩ 3,749,791